Operating segments (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Operating segments
Non-current assets, except deferred taxes	$ 333,229	$ 369,006
Brazil
Operating segments
Non-current assets, except deferred taxes	134,335	162,795
United States of America
Operating segments
Non-current assets, except deferred taxes	119,015	124,767
United Kingdom
Operating segments
Non-current assets, except deferred taxes	65,288	62,361
Australia
Operating segments
Non-current assets, except deferred taxes	13,292	13,959
Other countries
Operating segments
Non-current assets, except deferred taxes	$ 1,299	$ 5,124